CONSOLIDATED STATEMENTS OF STOCKHOLDERS' DEFICIT - USD ($)	Stockholders' Deficit ATS and SESB	Stockholders' Deficit Global Impex LLC	Stockholders' Deficit Amperics Holdings LLC	Stockholders' Deficit Convertible debt	Stockholders' Deficit Convertible promissory notes	Stockholders' Deficit	Common Stock ATS and SESB	Common Stock Global Impex LLC	Common Stock Amperics Holdings LLC	Common Stock Convertible debt	Common Stock Convertible promissory notes	Common Stock	Additional Paid-In Capital ATS and SESB	Additional Paid-In Capital Global Impex LLC	Additional Paid-In Capital Amperics Holdings LLC	Additional Paid-In Capital Convertible debt	Additional Paid-In Capital Convertible promissory notes	Additional Paid-In Capital	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss)	Noncontrolling interest CER	Noncontrolling interest Global Impex LLC	Noncontrolling interest	ATS and SESB	CER	Global Impex LLC	Amperics Holdings LLC	Convertible debt	Convertible promissory notes	Total
Beginning balance (in shares) at Dec. 31, 2023												416,827
Beginning balance at Dec. 31, 2023						$ (9,456,220)						$ 42						$ 13,289,465	$ (22,860,351)	$ 114,624			$ (26,345)							$ (9,482,565)
Increase (Decrease) in Stockholders' Equity
Other comprehensive income from discontinuing operations						51,383														51,383										51,383
Issuance of common stock in connection with the conversion of convertible debt and accrued interest 3a9 (in shares)												33,362
Issuance of common stock in connection with the conversion of convertible debt and accrued interest 3a9						3,779,223						$ 3						3,779,220												$ 3,779,223
Issuance of common stock (in shares)												519																		249,037
Issuance of common stock						35,002						$ 0						35,002												$ 35,002
Business combination with MCAC, net of transaction costs (in shares)												209,419
Business combination with MCAC, net of transaction costs						(6,672,972)						$ 21						(6,672,993)												(6,672,972)
Acquisition of noncontrolling interest in connection with acquisition of a business																							1,287,320							1,287,320
Issuance of common stock as consideration in acquisition of a business (in shares)												5,000
Issuance of common stock as consideration in acquisition of a business						161,440						$ 1						161,439												161,440
Acquisition of additional noncontrolling shares						50,931												50,931					(759)							50,172
Issuance of common stock to extinguish obligations to vendors and lenders under 3a10 plan (in shares)												204,212
Issuance of common stock to extinguish obligations to vendors and lenders under 3a10 plan						7,461,573						$ 20						7,461,553												7,461,573
Issuance of common stock to vendors (in shares)												27,656
Issuance of common stock to vendors as consideration						1,729,350						$ 3						1,729,347												1,729,350
Issuance of common stock to extinguish note payable, related party (in shares)												3,906
Issuance of common stock to extinguish note payable, related party						133,750												133,750												133,750
Issuance of common stock for Standby Equity Purchase Agreement (in shares)												8,264
Issuance of common stock for Standby Equity Purchase Agreement						187,500						$ 1						187,499												187,500
Share based compensation expense						525												525												525
Net loss from continuing and discontinued operations						(22,565,748)													(22,565,748)				57,540							(22,508,208)
Ending balance (in shares) at Dec. 31, 2024												909,165
Ending balance at Dec. 31, 2024						(25,104,263)						$ 91						20,155,738	(45,426,099)	166,007			1,317,756							(23,786,507)
Increase (Decrease) in Stockholders' Equity
Issuance of common stock to settle claim under Section 3(a)10 Settlement Agreement ( see Note 9) (in shares)												114,830
Issuance of common stock to settle claim under Section 3(a)10 Settlement Agreement (see Note 12)						3,077,252						$ 11						3,077,241												3,077,252
Issuance of common stock to settle share reset derivative liabilities (in shares)												85,537
Issuance of common stock to settle share reset derivative liabilities						1,712,005						$ 8						1,711,997												1,712,005
Net loss from continuing and discontinued operations						(7,126,353)													(7,126,353)				43,804							(7,082,549)
Ending balance (in shares) at Mar. 31, 2025												1,109,532
Ending balance at Mar. 31, 2025						(27,430,578)						$ 110						24,944,976	(52,552,452)	176,788			1,361,560							(26,069,018)
Beginning balance (in shares) at Dec. 31, 2024												909,165
Beginning balance at Dec. 31, 2024						(25,104,263)						$ 91						20,155,738	(45,426,099)	166,007			1,317,756							(23,786,507)
Increase (Decrease) in Stockholders' Equity
Other comprehensive income from discontinuing operations						(186,340)														(186,340)										(186,340)
Issuance of common stock to settle claim under Section 3(a)10 Settlement Agreement ( see Note 9) (in shares)												429,504
Issuance of common stock to settle claim under Section 3(a)10 Settlement Agreement (see Note 12)						8,711,775						$ 43						8,711,732												8,711,775
Issuance of common stock to settle share reset derivative liabilities (in shares)												85,537
Issuance of common stock to settle share reset derivative liabilities						1,712,005						$ 9						1,711,996												1,712,005
Issuance of common stock to BOD and employees (in shares)												86,197
Issuance of common stock to BOD and employees						511,968						$ 9						511,959												511,968
Issuance of common stock in connection with the conversion of convertible debt and accrued interest 3a9 (in shares)										1,352,261	360,053
Issuance of common stock in connection with the conversion of convertible debt and accrued interest 3a9				$ 6,553,602	$ 5,707,537					$ 135	$ 36					$ 6,553,467	$ 5,707,501											$ 6,553,602	$ 5,707,537
Acquisition of noncontrolling interest in connection with acquisition of a business																					$ 613,286				$ 613,286
Issuance of common stock as consideration in acquisition of a business (in shares)							153,125	1,040,625	84,375
Issuance of common stock as consideration in acquisition of a business	$ 3,199,480	$ 10,656,000	$ 864,000				$ 15	$ 104	$ 8				$ 3,199,465	$ 10,655,896	$ 863,992							$ 984,025		$ 3,199,480		$ 11,640,025	$ 864,000
Issuance of common stock to vendors (in shares)												19,313
Issuance of common stock to vendors as consideration						175,776						$ 2						175,774												175,776
Issuance of common stock for Standby Equity Purchase Agreement (in shares)												119,307
Issuance of common stock for Standby Equity Purchase Agreement						1,099,054						$ 12						1,099,042												1,099,054
Issuance of common stock in connection with stock subscription (in shares)												114,323
Issuance of common stock in connection with stock subscription						805,000						$ 11						804,989												805,000
Issuance of common stock in connection with share exchange agreement to settled accounts payable vendors (in shares)							35,445
Issuance of common stock in connection with share exchange agreement to settled accounts payable vendors	$ 12,474						$ 4						$ 12,470											$ 12,474
Net loss from continuing and discontinued operations						(16,245,050)													(16,245,050)				187,378							(16,057,672)
Ending balance (in shares) at Dec. 31, 2025												4,789,230
Ending balance at Dec. 31, 2025						(1,526,982)						$ 479						60,164,021	(61,671,149)	(20,333)			3,102,445							1,575,463
Beginning balance (in shares) at Mar. 31, 2025												1,109,532
Beginning balance at Mar. 31, 2025						(27,430,578)						$ 110						24,944,976	(52,552,452)	176,788			1,361,560							(26,069,018)
Increase (Decrease) in Stockholders' Equity
Other comprehensive income from discontinuing operations						(43,860)														(43,860)										(43,860)
Issuance of common stock to BOD and employees (in shares)												50,694
Issuance of common stock to BOD and employees						372,240						$ 5						372,235												372,240
Issuance of common stock in connection with the conversion of convertible debt and accrued interest 3a9 (in shares)												477,842
Issuance of common stock in connection with the conversion of convertible debt and accrued interest 3a9						7,740,915						$ 48						7,740,867												7,740,915
Issuance of common stock as consideration in acquisition of a business (in shares)												153,125
Issuance of common stock as consideration in acquisition of a business						3,141,478						$ 15						3,141,463												3,141,478
Issuance of common stock to extinguish obligations to vendors and lenders under 3a10 plan (in shares)												314,674
Issuance of common stock to extinguish obligations to vendors and lenders under 3a10 plan						5,411,498						$ 31						5,411,467												5,411,498
Issuance of common stock to vendors (in shares)												18,281
Issuance of common stock to vendors as consideration						132,895						$ 2						132,893												132,895
Issuance of common stock in connection with stock subscription (in shares)												114,323
Issuance of common stock in connection with stock subscription						805,000						$ 11						804,989												805,000
Net loss from continuing and discontinued operations						(4,657,171)													(4,657,171)				135,223							(4,521,948)
Ending balance (in shares) at Jun. 30, 2025												2,238,471
Ending balance at Jun. 30, 2025						(14,527,583)						$ 222						42,548,890	(57,209,623)	132,928			1,725,303							(12,802,280)
Beginning balance (in shares) at Dec. 31, 2025												4,789,230
Beginning balance at Dec. 31, 2025						(1,526,982)						$ 479						60,164,021	(61,671,149)	(20,333)			3,102,445							1,575,463
Increase (Decrease) in Stockholders' Equity
Issuance of common stock to BOD and employees (in shares)												26,406
Issuance of common stock to BOD and employees						220,757						$ 3						220,754												220,757
Issuance of common stock for Standby Equity Purchase Agreement (in shares)												11,548
Issuance of common stock for Standby Equity Purchase Agreement						93,199						$ 1						93,198												93,199
Issuance of common stock in connection with share exchange agreement to settled accounts payable vendors (in shares)												6,974
Issuance of common stock in connection with share exchange agreement to settled accounts payable vendors						70,540						$ 1						70,539												70,540
Net loss from continuing and discontinued operations						(6,945,745)													(6,945,745)				276,000							(6,669,745)
Ending balance (in shares) at Mar. 31, 2026												5,312,911
Ending balance at Mar. 31, 2026						(1,421,238)						$ 532						67,775,493	(68,616,894)	(580,369)			3,378,445							1,957,207
Increase (Decrease) in Stockholders' Equity
Other comprehensive income from discontinuing operations						(197,691)														$ (197,691)										(197,691)
Issuance of common stock to BOD and employees (in shares)												12,695
Issuance of common stock to BOD and employees						81,248						$ 1						81,247												81,248
Issuance of common stock in connection with the conversion of convertible debt and accrued interest 3a9 (in shares)												210,944
Issuance of common stock in connection with the conversion of convertible debt and accrued interest 3a9						1,202,382						$ 22						1,202,360												1,202,382
Issuance of common stock as consideration in acquisition of a business (in shares)												12,500
Issuance of common stock as consideration in acquisition of a business						77,111						$ 2						77,109												77,111
Issuance of common stock for Standby Equity Purchase Agreement (in shares)												72,551
Issuance of common stock for Standby Equity Purchase Agreement						546,015						$ 7						546,008												546,015
Issuance of common stock in connection with share exchange agreement to settled accounts payable vendors (in shares)												13,662
Issuance of common stock in connection with share exchange agreement to settled accounts payable vendors						101,080						$ 1						101,079												101,080
Net loss from continuing and discontinued operations						12,750,643													12,750,643				522							12,751,164
Ending balance (in shares) at Jun. 30, 2026												5,656,163
Ending balance at Jun. 30, 2026						$ 13,994,066						$ 566						$ 69,859,751	$ (55,866,251)				$ 1,829,997							$ 15,824,063